Business Acquisitions - IT Support Business - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 20, 2017	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Gain (loss) on divestiture			$ (5,668)	$ 5,214
IT Support Business | Europe
Business Acquisition [Line Items]
Sale proceeds	$ 0	$ 0
Net revenues			4,546
Net profit (loss)			(9,706)
Gain (loss) on divestiture	$ (5,668)		$ (5,668)